Trade Accounts Receivable - Schedule of Trade Accounts Receivable (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Current receivables
Current receivables		$ 3,563,852	$ 3,171,270
Overdue receivables:
Overdue receivables		668,072	564,270
Expected credit losses		(76,685)	(89,060)
Present value adjustment	[1]	(2,904)	(4,119)
Trade accounts receivable, net	[2]	4,231,924	3,735,540
From 1 to 30 days [Member]
Overdue receivables:
Overdue receivables		577,982	444,687
From 31 to 60 days [Member]
Overdue receivables:
Overdue receivables		45,695	61,314
From 61 to 90 days [Member]
Overdue receivables:
Overdue receivables		19,669	20,603
Above 90 days [Member]
Overdue receivables:
Overdue receivables		104,315	130,845
Domestic Sales [Member]
Current receivables
Current receivables		2,278,321	1,994,667
Foreign sales [Member]
Current receivables
Current receivables		$ 1,285,531	$ 1,176,603

[1]	The receivables are adjusted to present value using the interest rates applicable to the Group contracts present value using interest rates directly related to customer credit profiles.
[2]	Loans and receivables are classified as amortized cost. The trade accounts receivable are short-term and net of expected losses.